SHARE-BASED COMPENSATION - Schedule of assumptions of share options granted (Details) - Options - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED COMPENSATION
Risk-free interest rate, Minimum	4.20%	4.46%
Risk-free interest rate, Maximum	4.53%	4.58%
Expected volatility, Minimum	55.58%	54.06%
Expected volatility, Maximum	56.22%	54.57%
Expected dividend yield	0.00%	0.00%
Expected terms	10 years	10 years
Minimum
SHARE-BASED COMPENSATION
Exercise multiple	2.2	2.2
Fair value of underlying ordinary share	$ 1.87	$ 5.78
Maximum
SHARE-BASED COMPENSATION
Exercise multiple	2.8	2.8
Fair value of underlying ordinary share	$ 3.61	$ 9.81